AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 4, 2025.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 569	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 570	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 13, 2025, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on [date] pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 569 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 13, 2025, as the new effective date for Post-Effective Amendment No. 565 to the Trust’s Registration Statement, which was filed on November 22, 2024 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco SteelPath MLP & Energy Infrastructure ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 565 to the Trust’s Registration Statement, which was filed on November 22, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 4th day of February, 2025.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Brian Hartigan
Brian Hartigan

Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Brian Hartigan	President and Trustee	February 4, 2025
Brian Hartigan

/s/ Kelli Gallegos	Treasurer	February 4, 2025
Kelli Gallegos

/s/ Adam Henkel	Secretary	February 4, 2025
Adam Henkel

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	February 4, 2025
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 4, 2025
Todd J. Barre

*/s/ Victoria J. Herget	Trustee	February 4, 2025
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	February 4, 2025
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	February 4, 2025
Yung Bong Lim

*/s/ Joanne Pace	Trustee	February 4, 2025
Joanne Pace

*/s/ Gary R. Wicker	Trustee	February 4, 2025
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	February 4, 2025
Donald H. Wilson

*By: /s/ Adam Henkel		February 4, 2025
Adam Henkel
Attorney-In-Fact

* Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 436 to the Trust’s Registration Statement and incorporated by reference herein.

Invesco ETFs
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

February 4, 2025

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Invesco Actively Managed Exchange-Traded Fund Trust

1933 Act Registration No. 333-147622

1940 Act Registration No. 811-22148

Ladies and Gentlemen:

On behalf of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 569 to the Trust’s registration statement under the Securities Act, which is also amendment no. 570 to its registration statement under the 1940 Act (the “Amendment”). This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act, designating a new effective date of February 13, 2025.

As counsel to Invesco Capital Management LLC, investment adviser to the Trust, I have reviewed the Amendment and have determined that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Sincerely,

/s/ Anita De Frank
Anita De Frank

Senior Counsel